Debentures (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [abstract]
Principal balance	$ 41,375	$ 43,442
Discount	(2,323)	(3,575)
Debentures	39,052	39,867
Interest payable	742	791
Notes and debentures issued	$ 39,794	$ 40,658